AB Active ETFs, Inc.

AB High Yield ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 77.4%
Industrial – 68.4%
Basic – 4.3%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030(a)	U.S.$	150	$152,671
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)		1,735	1,706,182
Arsenal AIC Parent LLC 11.50%, 10/01/2031(a)		1,672	1,843,430
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (b)		281	19,698
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a) (b) (c)		706	480,960
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		50	50,373
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		200	204,846
Champion Iron Canada, Inc. 7.875%, 07/15/2032(a)		1,134	1,205,646
Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(a)		506	505,383
Commercial Metals Co. 5.75%, 11/15/2033(a)		227	231,347
Compass Minerals International, Inc. 8.00%, 07/01/2030(a)		145	153,110
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		1,519	1,517,678
Fortescue Treasury Pty Ltd. 5.875%, 04/15/2030(a)		1,038	1,069,399
GPD Cos., Inc. 12.50% (12.50% Cash and 2.375% PIK), 12/31/2029(a) (b)		49	26,022
Huntsman International LLC 4.50%, 05/01/2029		278	267,511
INEOS Finance PLC 7.25%, 03/31/2031(a)	EUR	355	371,605
INEOS Quattro Finance 2 PLC 6.75%, 04/15/2030(a)		141	139,160
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d) (e) (f) (g) (h)	U.S.$	60	0
Novelis Corp. 4.75%, 01/30/2030(a)		868	841,179
Olympus Water US Holding Corp. 6.75%, 08/01/2032(a)		327	322,268
7.25%, 06/15/2031(a)		310	317,322
Rain Carbon, Inc. 12.25%, 09/01/2029(a)		64	68,187
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		408	402,729

	Principal Amount (000)		U.S. $ Value

SunCoke Energy, Inc. 4.875%, 06/30/2029(a)	U.S.$	68	$62,126
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		127	33,063
WR Grace Holdings LLC 5.625%, 08/15/2029(a)		136	130,302
6.625%, 08/15/2032(a)		1,588	1,605,103
7.00%, 08/01/2033(a)		12	12,209

			13,739,509

Capital Goods – 6.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	177	214,355
Artera Services LLC 8.50%, 02/15/2031(a)	U.S.$	93	77,422
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	358	427,349
Bombardier, Inc. 6.00%, 02/15/2028(a)	U.S.$	101	101,014
7.25%, 07/01/2031(a)		413	439,015
7.45%, 05/01/2034(a)		227	254,896
7.50%, 02/01/2029(a)		121	125,899
8.75%, 11/15/2030(a)		1,007	1,078,477
Calderys Financing LLC 11.25%, 06/01/2028(a)		307	319,255
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		798	602,051
Clean Harbors, Inc. 6.375%, 02/01/2031(a)		294	301,765
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		532	548,412
Cornerstone Building Brands, Inc. 9.50%, 08/15/2029(a)		120	87,361
Dycom Industries, Inc. 4.50%, 04/15/2029(a)		91	89,620
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		1,339	1,372,837
EnerSys 4.375%, 12/15/2027(a)		80	79,666
Esab Corp. 6.25%, 04/15/2029(a)		1,298	1,332,345
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		50	49,219
4.375%, 08/15/2029(a)		438	429,915
Griffon Corp. 5.75%, 03/01/2028		408	407,612
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)		764	767,461

	Principal Amount (000)		U.S. $ Value

Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	125	$149,878
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	1,600	1,596,544
Maxam Prill SARL 7.75%, 07/15/2030(a)		483	505,131
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		217	218,887
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		1,358	1,271,332
Moog, Inc. 4.25%, 12/15/2027(a)		894	890,004
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		1,288	1,251,253
Terex Corp. 5.00%, 05/15/2029(a)		178	177,884
TransDigm, Inc. 6.125%, 07/31/2034(a)		1,677	1,703,463
6.375%, 03/01/2029(a)		2,195	2,256,877
6.75%, 08/15/2028(a)		690	702,206
Waste Pro USA, Inc. 7.00%, 02/01/2033(a)		211	219,719
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		300	300,954
7.25%, 06/15/2028(a)		124	124,941

			20,475,019

Communications - Media – 6.1%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		166	178,048
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		617	581,782
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		445	470,125
CSC Holdings LLC 4.50%, 11/15/2031(a)		199	119,428
4.625%, 12/01/2030(a)		678	250,901
5.375%, 02/01/2028(a)		298	214,596
5.50%, 04/15/2027(a)		356	301,183
5.75%, 01/15/2030(a)		400	154,744
6.50%, 02/01/2029(a)		351	221,534
7.50%, 04/01/2028(a)		200	112,440
11.25%, 05/15/2028(a)		449	355,648
11.75%, 01/31/2029(a)		505	359,903
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		140	140,335
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		410	410,799
10.00%, 02/15/2031(a)		725	741,537

	Principal Amount (000)		U.S. $ Value

Discovery Communications LLC 3.625%, 05/15/2030	U.S.$	442	$428,599
Discovery Global Holdings, Inc. 5.05%, 03/15/2042		2,151	1,511,314
5.141%, 03/15/2052		147	96,526
DISH DBS Corp. 5.125%, 06/01/2029		687	611,567
5.25%, 12/01/2026(a)		1,276	1,239,825
5.75%, 12/01/2028(a)		447	432,933
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		201	203,121
Gray Media, Inc. 4.75%, 10/15/2030(a)		185	150,037
5.375%, 11/15/2031(a)		17	13,433
7.25%, 08/15/2033(a)		311	321,235
9.625%, 07/15/2032(a)		676	702,452
iHeartCommunications, Inc. 9.125%, 05/01/2029(a)		232	206,038
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		654	443,569
6.75%, 10/15/2027(a)		400	279,972
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,144	1,143,474
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		1,082	1,037,919
National CineMedia, Inc. 5.75%, 08/15/2026(e) (f) (h) (i)		21	0
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		1,552	1,556,703
Paramount Global 6.375%, 03/30/2062		385	310,487
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		142	127,178
8.125%, 02/15/2033(a)		443	461,225
Snap, Inc. 6.875%, 03/15/2034(a)		377	376,295
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	113	113,219
Veritiv Operating Co. 10.50%, 11/30/2030(a)	U.S.$	199	213,266
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		1,379	1,411,586
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		832	698,131
Virgin Media O2 Vendor Financing Notes VI DAC 8.50%, 03/15/2033(a)		578	531,847

			19,234,954

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 2.3%
Altice Financing SA 5.75%, 08/15/2029(a)	U.S.$	261	$181,468
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(g)		50	47,423
Altice France SA 6.50%, 04/15/2032(a)		488	466,464
6.875%, 10/15/2030(a)		507	491,533
6.875%, 07/15/2032(a)		564	541,481
9.50%, 11/01/2029(a)		270	273,829
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		200	212,184
EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b) (c)		746	756,592
10.75%, 11/30/2029		689	752,912
Fibercop SpA 6.00%, 09/30/2034(a)		640	629,453
7.20%, 07/18/2036(a)		564	573,943
7.721%, 06/04/2038(a)		405	416,044
Series 2033 6.375%, 11/15/2033(a)		200	203,218
GCI LLC 4.75%, 10/15/2028(a)		200	196,636
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.625%, 06/15/2032(a)		446	452,008
Viasat, Inc. 6.50%, 07/15/2028(a)		22	21,731
7.50%, 05/30/2031(a)		128	126,411
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		238	209,792
4.75%, 07/15/2031(a)		200	177,848
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		456	479,539

			7,210,509

Consumer Cyclical - Automotive – 3.2%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		96	100,499
8.25%, 04/15/2031(a)		928	969,741
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		1,270	1,029,525
Clarios Global LP/Clarios US Finance Co. 6.75%, 09/15/2032(a)		170	176,477
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (i)		32	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(d) (e) (f) (g) (h) (i)		13	0
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		676	662,500
5.25%, 07/15/2031		528	503,073
5.625%, 04/30/2033		502	475,545
6.625%, 07/15/2030		382	390,247

	Principal Amount (000)		U.S. $ Value

IHO Verwaltungs GmbH 6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	144	$179,498
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	200	210,208
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)		150	155,585
New Flyer Holdings, Inc. 9.25%, 07/01/2030(a)		102	110,210
Nissan Motor Acceptance Co. LLC 2.75%, 03/09/2028(a)		211	201,138
6.125%, 09/30/2030(a)		153	153,341
7.05%, 09/15/2028(a)		1,767	1,835,489
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		1,062	1,009,920
8.125%, 07/17/2035(a)		606	660,298
PM General Purchaser LLC 9.50%, 10/01/2028(a)		672	629,247
Tenneco, Inc. 8.00%, 11/17/2028(a)		814	814,008
Titan International, Inc. 7.00%, 04/30/2028		17	17,027

			10,283,576

Consumer Cyclical - Entertainment – 1.8%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		755	749,526
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)		1,177	1,233,449
Live Nation Entertainment, Inc. 6.50%, 05/15/2027(a)		262	263,307
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		552	556,411
6.75%, 02/01/2032(a)		285	293,245
Patrick Industries, Inc. 6.375%, 11/01/2032(a)		162	166,363
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		1,377	1,335,938
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		869	853,480
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		196	199,961
7.00%, 02/15/2029(a)		50	50,071
9.125%, 07/15/2031(a)		121	128,659

			5,830,410

Consumer Cyclical - Other – 7.1%
Affinity Interactive 6.875%, 12/15/2027(a)		59	36,244
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(a)		438	455,165

	Principal Amount (000)		U.S. $ Value

AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)	U.S.$	634	$664,984
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875%, 08/01/2033(a)		216	218,441
Betclic Everest Group SAS 5.125%, 12/10/2031(a)	EUR	243	292,324
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 01/15/2033(a)	U.S.$	449	446,701
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,187	1,116,587
Builders FirstSource, Inc. 5.00%, 03/01/2030(a)		1,667	1,656,531
Caesars Entertainment, Inc. 4.625%, 10/15/2029(a)		533	521,066
6.00%, 10/15/2032(a)		124	121,210
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		222	182,677
Churchill Downs, Inc. 5.50%, 04/01/2027(a)		106	106,046
5.75%, 04/01/2030(a)		1,512	1,524,126
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	268,843
CP Atlas Buyer, Inc. 9.75%, 07/15/2030(a)	U.S.$	790	790,348
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)		1,469	1,493,062
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		729	710,199
5.875%, 04/01/2029(a)		419	428,784
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		516	485,107
5.00%, 06/01/2029(a)		1,093	1,067,107
6.625%, 01/15/2032(a)		211	215,387
Installed Building Products, Inc. 5.625%, 02/01/2034(a)		117	118,695
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(a)		100	98,309
K Hovnanian Enterprises, Inc. 8.00%, 04/01/2031(a)		189	194,570
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		1,371	1,322,535
6.50%, 10/01/2033(a)		249	241,169
Masterbrand, Inc. 7.00%, 07/15/2032(a)		538	541,303

	Principal Amount (000)		U.S. $ Value

Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	311	$324,245
11.875%, 04/15/2031(a)		290	307,473
Standard Building Solutions, Inc. 6.25%, 08/01/2033(a)		266	270,876
6.50%, 08/15/2032(a)		415	427,541
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		227	209,662
4.375%, 07/15/2030(a)		789	761,338
4.75%, 01/15/2028(a)		779	777,068
Station Casinos LLC 4.50%, 02/15/2028(a)		1,138	1,135,109
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		434	442,858
Thor Industries, Inc. 4.00%, 10/15/2029(a)		295	283,542
Travel & Leisure Co. 4.50%, 12/01/2029(a)		478	468,297
4.625%, 03/01/2030(a)		12	11,717
6.00%, 04/01/2027(c)		55	55,677
6.625%, 07/31/2026(a)		473	474,391
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,249	1,239,632

			22,506,946

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		366	351,854
4.375%, 01/15/2028(a)		1,363	1,356,294
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 07/01/2032(a)		104	95,828
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)		404	392,034
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	20,860

			2,216,870

Consumer Cyclical - Retailers – 5.3%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		1,856	1,902,883
7.375%, 08/01/2033(a)		267	273,592
Arko Corp. 5.125%, 11/15/2029(a)		76	67,784
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		1,258	1,239,331
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	229	277,089
Boots Group Finco LP 5.375%, 08/31/2032(a)		421	516,933

	Principal Amount (000)		U.S. $ Value

Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	39	$38,041
9.00%, 06/01/2030(a) (b) (c)		824	858,162
9.00%, 06/01/2031(a) (b) (c)		1,093	1,197,785
Champ Acquisition Corp. 8.375%, 12/01/2031(a)		68	72,586
FirstCash, Inc. 4.625%, 09/01/2028(a)		6	5,931
Gap, Inc. (The) 3.625%, 10/01/2029(a)		338	321,347
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		174	176,812
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		318	304,138
8.75%, 01/15/2032(a)		668	617,873
11.50%, 08/15/2029(a)		255	260,483
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		833	816,748
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,703	1,679,379
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)		127	127,000
7.875%, 05/01/2029(a)		153	153,632
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		411	387,179
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		152	152,874
Penske Automotive Group, Inc. 3.75%, 06/15/2029		715	691,405
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		748	756,961
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		793	821,849
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 03/01/2032		125	129,768
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		1,331	1,295,209
Staples, Inc. 10.75%, 09/01/2029(a)		1,120	1,031,531
12.75%, 01/15/2030(a)		254	178,286
William Carter Co. (The) 7.375%, 02/15/2031(a)		396	407,464

			16,760,055

Consumer Non-Cyclical – 8.5%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(a)		150	146,880
Accendra Health, Inc. 6.625%, 04/01/2030(a)		88	42,703
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		416	401,344

	Principal Amount (000)		U.S. $ Value

Bausch & Lomb Corp. 8.375%, 10/01/2028(a)	U.S.$	832	$864,531
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	58,526
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		261	242,466
11.00%, 09/30/2028(a)		622	650,226
BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(a)		281	283,450
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		155	142,248
5.25%, 05/15/2030(a)		1,286	1,235,975
6.00%, 01/15/2029(a)		20	19,961
6.875%, 04/15/2029(a)		423	408,216
9.75%, 01/15/2034(a)		250	263,390
10.875%, 01/15/2032(a)		1,202	1,304,386
CVS Health Corp. 6.75%, 12/10/2054		33	34,402
7.00%, 03/10/2055		495	520,676
Darling Ingredients, Inc. 6.00%, 06/15/2030(a)		221	223,944
Embecta Corp. 5.00%, 02/15/2030(a)		1,376	1,293,371
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		747	653,655
Fiesta Purchaser, Inc. 7.875%, 03/01/2031(a)		198	204,033
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		748	776,342
7.25%, 12/15/2033(a)		163	172,928
Grifols SA 3.875%, 10/15/2028(a)	EUR	312	366,172
4.75%, 10/15/2028(a)	U.S.$	469	462,523
Gruppo San Donato SpA 6.50%, 10/31/2031(a)	EUR	335	402,650
Insulet Corp. 6.50%, 04/01/2033(a)	U.S.$	414	430,208
IQVIA, Inc. 5.00%, 10/15/2026(a)		400	399,564
5.00%, 05/15/2027(a)		197	196,582
Kedrion SpA 6.50%, 09/01/2029(a)		350	341,775
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/2029(a)		206	216,121
LifePoint Health, Inc. 9.875%, 08/15/2030(a)		632	675,937
10.00%, 06/01/2032(a)		198	207,405
11.00%, 10/15/2030(a)		1,146	1,245,175
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	261	314,107

	Principal Amount (000)		U.S. $ Value

ModivCare, Inc. 5.00%, 10/01/2029(c) (f) (g) (h) (j)	U.S.$	459	$597
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		291	213,535
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (c)		303	191,822
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (c)		144	140,507
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		111	118,700
Newell Brands, Inc. 8.50%, 06/01/2028(a)		247	259,970
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		865	848,738
5.125%, 04/30/2031(a)		200	177,378
7.875%, 05/15/2034(a)		440	409,983
Paradigm Parent LLC & Paradigm Parent CO-Issuer, Inc. 8.75%, 04/17/2032(a)		1,385	1,201,377
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(c)		317	306,764
Post Holdings, Inc. 6.25%, 02/15/2032(a)		490	504,122
Select Medical Corp. 6.25%, 12/01/2032(a)		223	217,499
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, 03/01/2029(a)		100	96,306
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		1,538	1,536,108
Tenet Healthcare Corp. 4.25%, 06/01/2029		1,739	1,710,481
4.375%, 01/15/2030		697	684,161
US Foods, Inc. 4.75%, 02/15/2029(a)		1,838	1,828,424
6.875%, 09/15/2028(a)		208	214,494
Whirlpool Corp. 6.125%, 06/15/2030		1,234	1,237,887

			27,100,725

Energy – 11.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		132	132,359
BKV Upstream Midstream LLC 7.50%, 10/15/2030(a)		104	105,862
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		491	511,160

	Principal Amount (000)		U.S. $ Value

Buckeye Partners LP 4.50%, 03/01/2028(a)	U.S.$	996	$993,928
6.75%, 02/01/2030(a)		188	196,280
6.875%, 07/01/2029(a)		358	371,411
California Resources Corp. 8.25%, 06/15/2029(a)		246	258,015
Caturus Energy LLC 8.50%, 02/15/2030(a)		100	104,515
Chord Energy Corp. 6.75%, 03/15/2033(a)		505	523,847
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		227	235,719
CNX Resources Corp. 7.25%, 03/01/2032(a)		406	425,500
7.375%, 01/15/2031(a)		334	345,964
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		224	215,947
6.75%, 03/01/2029(a)		1,180	1,176,354
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		1,588	1,580,108
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		448	445,218
7.625%, 04/01/2032(a)		28	28,297
7.875%, 04/15/2032(a)		842	856,053
CVR Energy, Inc. 7.50%, 02/15/2031(a)		276	275,031
7.875%, 02/15/2034(a)		184	180,346
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)		378	391,151
8.625%, 03/15/2029(a)		1,244	1,299,669
Excelerate Energy LP 8.00%, 05/15/2030(a)		397	420,836
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/2032		441	461,370
8.00%, 05/15/2033		796	840,528
Global Partners LP/GLP Finance Corp. 8.25%, 01/15/2032(a)		1,229	1,296,472
Harvest Midstream I LP 7.50%, 09/01/2028(a)		354	358,560
7.50%, 05/15/2032(a)		942	976,185
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,162	1,164,951
6.00%, 04/15/2030(a)		305	300,669
6.00%, 02/01/2031(a)		324	316,046
Ithaca Energy North Sea PLC 8.125%, 10/15/2029(a)		200	210,382
ITT Holdings LLC 6.50%, 08/01/2029(a)		464	450,966
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		68	68,942

	Principal Amount (000)		U.S. $ Value

Matador Resources Co. 6.875%, 04/15/2028(a)	U.S.$	611	$623,470
Nabors Industries, Inc. 9.125%, 01/31/2030(a)		223	234,554
NFE Financing LLC 12.00%, 11/15/2029(f) (g) (j)		1,412	510,525
Northriver Midstream Finance LP 6.75%, 07/15/2032(a)		127	130,565
NuStar Logistics LP 5.625%, 04/28/2027		1,036	1,045,790
6.00%, 06/01/2026		286	286,040
PBF Holding Co. LLC/PBF Finance Corp. 7.875%, 09/15/2030(a)		39	39,014
9.875%, 03/15/2030(a)		357	378,549
SM Energy Co. 6.75%, 08/01/2029(a)		1,646	1,683,479
8.375%, 07/01/2028(a)		572	591,173
8.625%, 11/01/2030(a)		858	908,176
8.75%, 07/01/2031(a)		179	187,687
9.625%, 06/15/2033(a)		459	507,424
Sunoco LP 4.625%, 05/01/2030(a)		347	339,262
5.375%, 07/15/2031(a)		137	137,222
5.625%, 03/15/2031(a)		376	379,365
6.625%, 08/15/2032(a)		195	201,833
7.00%, 05/01/2029(a)		613	636,024
7.875%, 09/18/2030(a) (k)		261	270,547
Sunoco LP/Sunoco Finance Corp. 4.50%, 04/30/2030		220	215,356
5.875%, 03/15/2028		16	16,001
6.00%, 04/15/2027		888	888,790
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)		1	999
7.375%, 02/15/2029(a)		290	300,643
Talos Production, Inc. 9.00%, 02/01/2029(a)		55	57,273
9.375%, 02/01/2031(a)		1,361	1,447,628
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029(a)		150	148,242
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		81	83,037
Transocean International Ltd. 7.875%, 10/15/2032(a)		116	124,402
8.75%, 02/15/2030(a)		187	195,413
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		315	323,244
8.375%, 06/01/2031(a)		140	143,304
9.00%, 09/30/2029(a) (k)		375	327,840
9.875%, 02/01/2032(a)		1,763	1,868,251

	Principal Amount (000)		U.S. $ Value

Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)	U.S.$	1,241	$1,288,940
6.50%, 06/15/2034(a)		563	592,242
7.75%, 05/01/2035(a)		782	887,421
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		32	32,324
Viridien 10.00%, 10/15/2030(a)		200	214,442
WBI Operating LLC 6.25%, 10/15/2030(a)		211	214,895
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029(a)		78	80,062

			36,060,089

Other Industrial – 1.0%
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	176,807
Clue Opco LLC 9.50%, 10/15/2031(a)	U.S.$	152	157,635
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		603	596,970
Multiversity SpA 6.276% (EURIBOR 3 Month + 4.25%), 05/17/2031(a) (l)	EUR	100	117,259
7.125%, 05/17/2031(a)		125	152,967
RB Global Holdings, Inc. 7.75%, 03/15/2031(a)	U.S.$	337	350,311
Stena International SA 7.25%, 01/15/2031(a)		400	411,476
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		1,182	1,121,009

			3,084,434

Services – 4.5%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		1,026	1,083,907
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		1,398	1,384,066
4.875%, 06/01/2028(a)	GBP	100	132,914
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	1,577	1,415,452
Belron UK Finance PLC 5.75%, 10/15/2029(a)		1,393	1,424,384
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		1,689	1,387,818
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	221	271,542
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	1,245	1,220,125
6.50%, 01/15/2031(a)		107	109,704
8.25%, 08/01/2032(a)		518	529,132
8.375%, 11/15/2032(a)		124	126,930

	Principal Amount (000)		U.S. $ Value

ION Platform Finance US, Inc./ION Platform Finance SARL 8.75%, 05/01/2029(a)	U.S.$	200	$185,940
Monitronics International, Inc. 9.125%, 04/01/2020(d) (e) (f) (h) (i)		14	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		1,368	1,346,591
5.75%, 04/15/2026(a)		45	45,086
Rakuten Group, Inc. 9.75%, 04/15/2029(a)		542	602,054
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		541	519,917
Sabre GLBL, Inc. 10.75%, 11/15/2029(a)		238	175,703
10.75%, 03/15/2030(a)		303	219,617
11.125%, 07/15/2030(a)		927	672,112
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	412	479,852
Sotheby’s 7.375%, 10/15/2027(a)	U.S.$	386	383,337
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	178	215,717
TriNet Group, Inc. 3.50%, 03/01/2029(a)	U.S.$	202	181,331
VT Topco, Inc. 8.50%, 08/15/2030(a)		104	103,395

			14,216,626

Technology – 3.1%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	206	235,249
ASGN, Inc. 4.625%, 05/15/2028(a)	U.S.$	118	114,441
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		28	26,326
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)		1,195	1,171,757
6.625%, 08/15/2033(a)		153	144,391
8.25%, 06/30/2032(a)		861	861,758
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)		72	71,492
CoreWeave, Inc. 9.25%, 06/01/2030(a)		800	783,464
Dye & Durham Ltd. 8.625%, 04/15/2029(a)		105	87,498
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		1,107	1,085,480

	Principal Amount (000)		U.S. $ Value

Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)	U.S.$	530	$518,255
Gen Digital, Inc. 6.75%, 09/30/2027(a)		1,446	1,459,809
7.125%, 09/30/2030(a)		207	209,989
GoTo Group, Inc. 5.50%, 05/01/2028(a)		218	142,295
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	159	177,964
MKS, Inc. 4.25%, 02/15/2034(a)		389	458,291
Pagaya US Holdings Co. LLC 8.875%, 08/01/2030(a)	U.S.$	200	143,914
Playtika Holding Corp. 4.25%, 03/15/2029(a)		739	582,199
Rackspace Finance LLC 3.50%, 05/15/2028(a)		526	213,892
Rackspace Technology Global, Inc. 5.375%, 12/01/2028(a)		109	34,863
Rocket Software, Inc. 9.00%, 11/28/2028(a)		635	620,820
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	322	356,283
TTM Technologies, Inc. 4.00%, 03/01/2029(a)	U.S.$	111	107,707
Virtusa Corp. 7.125%, 12/15/2028(a)		50	43,756
WULF Compute LLC 7.75%, 10/15/2030(a)		334	353,639

			10,005,532

Transportation - Airlines – 0.9%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		648	654,072
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		24	23,749
5.75%, 04/20/2029(a)		1,930	1,952,658
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		189	191,859

			2,822,338

Transportation - Services – 1.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	158	193,561
Alta Equipment Group, Inc. 9.00%, 06/01/2029(a)	U.S.$	50	47,396
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		1,145	1,119,466
5.375%, 03/01/2029(a)		890	852,308
5.75%, 07/15/2027(a)		6	5,989

	Principal Amount (000)		U.S. $ Value

Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	1,119	$1,172,869
Danaos Corp. 6.875%, 10/15/2032(a)		259	267,700
Dcli Bidco LLC 7.75%, 11/15/2029(a)		140	143,553
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	134	192,850
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	114	103,960
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	359	432,332
NESCO Holdings II, Inc. 5.50%, 04/15/2029(a)	U.S.$	168	167,274
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		918	901,265
Rand Parent LLC 8.50%, 02/15/2030(a)		179	186,813
Synergy Infrastructure Holdings LLC 7.875%, 12/01/2030(a)		115	120,011
Upbound Group, Inc. 6.375%, 02/15/2029(a)		82	80,959

			5,988,306

			217,535,898

Financial Institutions – 8.4%
Banking – 0.3%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(k)		28	26,488
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	150,934
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		569	580,687
8.375%, 06/15/2035(a)		243	247,692
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)		29	31,549

			1,037,350

Brokerage – 1.3%
Aretec Group, Inc. 7.50%, 04/01/2029(a)		101	99,805
10.00%, 08/15/2030(a)		640	681,651
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		220	219,835
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,897
9.125%, 01/31/2030(a)		322	334,300
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		1,990	1,936,947
7.125%, 04/30/2031(a)		464	480,695

	Principal Amount (000)		U.S. $ Value

VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)	U.S.$	296	$308,971

			4,073,101

Finance – 3.5%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		190	194,554
Burford Capital Global Finance LLC 9.25%, 07/01/2031(a)		575	582,837
CNG Holdings, Inc. 16.50% (16.50% Cash or 17.50% PIK), 06/30/2031(a) (b) (e) (h)		30	25,738
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		817	765,772
Enova International, Inc. 9.125%, 08/01/2029(a)		1,362	1,433,873
11.25%, 12/15/2028(a)		119	125,787
Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(a)		62	64,751
GGAM Finance Ltd. 8.00%, 06/15/2028(a)		512	538,987
goeasy Ltd. 6.875%, 05/15/2030(a)		398	354,725
7.375%, 10/01/2030(a)		260	230,396
7.625%, 07/01/2029(a)		317	297,260
9.25%, 12/01/2028(a)		83	82,328
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		1,650	1,577,301
Navient Corp. 5.625%, 08/01/2033		1,634	1,342,625
11.50%, 03/15/2031		165	175,100
PHH Escrow Issuer LLC/PHH Corp. 9.875%, 11/01/2029(a)		156	156,780
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		1,391	1,460,300
Planet Financial Group LLC 10.50%, 12/15/2029(a)		122	118,573
Rfna LP 7.875%, 02/15/2030(a)		553	550,589
SLM Corp. 6.50%, 01/31/2030		538	546,371
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030(a)		510	536,668
Terawulf, Inc. Zero Coupon, 05/01/2032(a) (m)		17	18,642

			11,179,957

	Principal Amount (000)		U.S. $ Value

Financial Services – 1.4%
1261229 BC Ltd. 10.00%, 04/15/2032(a)	U.S.$	1,610	$1,672,532
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		572	601,778
Cipher Compute LLC 7.125%, 11/15/2030(a)		664	692,486
Encore Capital Group, Inc. 9.25%, 04/01/2029(a)		1,130	1,186,658
PRA Group, Inc. 8.875%, 01/31/2030(a)		252	256,403
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	109	24,928

			4,434,785

Insurance – 1.6%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)	U.S.$	99	94,247
6.00%, 08/01/2029(a)		162	151,125
7.50%, 11/06/2030(a)		313	318,578
8.25%, 02/01/2029(a)		109	109,222
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		788	796,534
7.00%, 01/15/2031(a)		54	54,862
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		563	572,790
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		151	146,336
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	202	240,815
7.75%, 02/15/2031(a)	U.S.$	214	219,241
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		834	824,642
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.125%, 02/15/2032(a)		548	524,792
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030(a)		263	272,897
Panther Escrow Issuer LLC 7.125%, 06/01/2031(a)		823	837,123

			5,163,204

REITs – 0.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		2	1,992
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		297	307,312

	Principal Amount (000)		U.S. $ Value

Hunt Cos., Inc. 5.25%, 04/15/2029(a)	U.S.$	83	$79,072
Rithm Capital Corp. 8.00%, 04/01/2029(a)		106	106,689
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)		57	54,499
Service Properties Trust 8.375%, 06/15/2029		302	318,024

			867,588

			26,755,985

Utility – 0.6%
Electric – 0.6%
ContourGlobal Power Holdings SA 6.75%, 02/28/2030(a)		211	218,022
NRG Energy, Inc. 3.375%, 02/15/2029(a)		591	569,340
5.75%, 07/15/2029(a)		647	648,527
10.25%, 03/15/2028(a) (k)		47	51,842
Vistra Corp. 7.00%, 12/15/2026(a) (k)		28	28,378
8.00%, 10/15/2026(a) (k)		29	29,511
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		413	412,777

			1,958,397

Total Corporates - Non-Investment Grade (cost $246,797,835)			246,250,280

CORPORATES - INVESTMENT GRADE – 14.6%
Industrial – 10.0%
Basic – 0.1%
Dow Chemical Co. (The) 5.25%, 11/15/2041		238	213,643

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		1,159	920,988
5.375%, 04/01/2038		190	176,424
5.375%, 05/01/2047		82	68,442
Cox Communications, Inc. 5.80%, 12/15/2053(a)		1,187	1,034,981
Meta Platforms, Inc. 5.50%, 11/15/2045		493	486,798
5.75%, 11/15/2065		508	494,533
Time Warner Cable LLC 7.30%, 07/01/2038		104	112,626

			3,294,792

Communications - Telecommunications – 0.1%
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	21	24,983

	Principal Amount (000)		U.S. $ Value

TELUS Corp. 6.625%, 10/15/2055	U.S.$	35	$36,093
6.625%, 06/09/2056		256	258,355

			319,431

Consumer Cyclical - Automotive – 0.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		570	582,027
Ford Motor Co. 3.25%, 02/12/2032		212	190,649
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	198,550
2.90%, 02/10/2029		150	142,740
4.95%, 05/28/2027		200	201,440
4.97%, 04/06/2029		357	359,335
6.532%, 03/19/2032		430	457,258
General Motors Financial Co., Inc. 5.45%, 01/08/2036		106	107,841
Phinia, Inc. 6.75%, 04/15/2029(a)		197	203,816

			2,443,656

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(a)		425	421,664
5.75%, 03/15/2030(a)		377	390,085

			811,749

Consumer Cyclical - Other – 1.3%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	103	124,397
5.875%, 06/04/2031(a)	U.S.$	837	837,511
6.125%, 06/04/2031(a)	GBP	200	270,089
Sekisui House US, Inc. 6.00%, 01/15/2043	U.S.$	1,279	1,219,591
Voyager Parent LLC 9.25%, 07/01/2032(a)		1,549	1,653,712

			4,105,300

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		70	67,734
3.875%, 01/15/2028(a)		778	768,283
5.625%, 09/15/2029(a)		271	275,799

			1,111,816

Consumer Non-Cyclical – 0.9%
Charles River Laboratories International, Inc. 4.00%, 03/15/2031(a)		50	47,190
4.25%, 05/01/2028(a)		40	39,404
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,380	1,360,611

	Principal Amount (000)		U.S. $ Value

Utah Acquisition Sub, Inc. 5.25%, 06/15/2046	U.S.$	1,546	$1,303,000

			2,750,205

Energy – 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		1,348	1,348,593
5.75%, 01/15/2028(a)		199	198,891
6.625%, 02/01/2032(a)		446	463,180
Breakwater Energy Holdings SARL 9.25%, 11/15/2030(a)		250	265,515
Continental Resources, Inc./OK 4.90%, 06/01/2044		1,512	1,245,676
Energy Transfer LP 8.00%, 05/15/2054		89	95,580
Harbour Energy PLC 6.327%, 04/01/2035(a)		1,188	1,236,637
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		799	799,248
5.875%, 03/01/2028(a)		207	210,498
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		1,532	1,537,102
7.00%, 01/15/2032(a)		475	498,408
Var Energi ASA 5.875%, 05/22/2030(a)		241	253,060
6.50%, 05/22/2035(a)		719	777,181
7.50%, 01/15/2028(a)		200	211,238
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		1,913	1,832,845
Woodside Finance Ltd. 5.40%, 05/19/2030		137	142,136
6.00%, 05/19/2035		354	374,847

			11,490,635

Other Industrial – 0.8%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		1,259	1,241,752
HNI Corp. 5.125%, 01/18/2029(a)		88	86,572
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		1,304	1,326,324

			2,654,648

Services – 0.3%
Block, Inc. 2.75%, 06/01/2026		977	972,643
5.625%, 08/15/2030(a)		50	50,652

			1,023,295

	Principal Amount (000)		U.S. $ Value

Technology – 0.4%
Oracle Corp. 5.375%, 09/27/2054	U.S.$	83	$66,940
5.70%, 02/04/2036		1,023	1,023,338
5.95%, 09/26/2055		110	96,726
ROBLOX Corp. 3.875%, 05/01/2030(a)		216	205,678

			1,392,682

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		46	46,737

Transportation - Services – 0.0%
Stonepeak Nile Parent LLC 7.25%, 03/15/2032(a)		108	114,595

			31,773,184

Financial Institutions – 4.2%
Banking – 3.1%
Ally Financial, Inc. 5.543%, 01/17/2031		177	181,944
5.737%, 05/15/2029		221	226,963
6.646%, 01/17/2040		795	794,372
6.70%, 02/14/2033		30	31,236
6.848%, 01/03/2030		83	87,781
Series B 4.70%, 05/15/2026(k)		164	163,416
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	213,880
Banco Santander SA 6.35%, 03/14/2034		200	215,906
6.921%, 08/08/2033		400	444,256
Barclays PLC 5.785%, 02/25/2036		482	504,779
BNP Paribas SA 4.625%, 02/25/2031(a) (k)		454	421,925
BPCE SA 6.508%, 01/18/2035(a)		250	266,470
CaixaBank SA 5.581%, 07/03/2036(a)		216	224,096
6.84%, 09/13/2034(a)		235	263,630
Capital One Financial Corp. 6.183%, 01/30/2036		184	191,365
Citigroup, Inc. 5.827%, 02/13/2035		211	219,714
Series AA 7.625%, 11/15/2028(k)		32	33,915
Series Y 4.15%, 11/15/2026(k)		46	45,852
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		387	368,319
3.742%, 01/07/2033		200	187,232
7.079%, 02/10/2034		204	224,408

	Principal Amount (000)		U.S. $ Value

Lloyds Banking Group PLC 6.00%, 06/07/2032(k)	GBP	8	$9,982
6.068%, 06/13/2036	U.S.$	327	344,305
Societe Generale SA 3.625%, 03/01/2041(a)		450	343,507
5.40%, 04/10/2037(a)		370	372,235
7.367%, 01/10/2053(a)		600	657,282
Synchrony Financial 5.45%, 03/06/2031		101	103,223
5.935%, 08/02/2030		82	85,096
7.25%, 02/02/2033		1,094	1,154,192
UBS Group AG 7.125%, 08/10/2034(a) (k)		297	304,259
Series .14A 6.625%, 01/08/2031(a) (k)		363	363,867
UniCredit SpA 5.861%, 06/19/2032(a)		600	609,858
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(k)		111	110,909

			9,770,174

Brokerage – 0.0%
CI Financial Corp. 3.20%, 12/17/2030		158	144,643

Finance – 0.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		50	49,742
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)		29	28,996
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	200,841

			279,579

Insurance – 0.6%
ACE Capital Trust II 9.70%, 04/01/2030		20	23,909
American National Group, Inc. 6.00%, 07/15/2035		100	99,302
Belrose Funding Trust II 6.792%, 05/15/2055(a)		1,072	1,095,573
Global Atlantic Fin Co. 7.25%, 03/01/2056(a)		255	243,076
Horizon Mutual Holdings, Inc. 6.20%, 11/15/2034(a)		125	124,663
Lincoln National Corp. 7.00%, 06/15/2040		153	162,847

			1,749,370

	Principal Amount (000)		U.S. $ Value

REITs – 0.4%
Highwoods Realty LP 5.35%, 01/15/2033	U.S.$	188	$188,752
Newmark Group, Inc. 7.50%, 01/12/2029		630	670,307
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		131	134,270
Vornado Realty LP 3.40%, 06/01/2031		30	27,439
5.75%, 02/01/2033		336	340,885

			1,361,653

			13,305,419

Utility – 0.4%
Electric – 0.4%
American Electric Power Co., Inc. 6.95%, 12/15/2054		28	30,266
Series D 6.05%, 03/15/2056		40	40,145
Calpine LLC 5.125%, 03/15/2028(a)		745	745,059
Eversource Energy Series A 6.10%, 08/15/2056		83	83,394
Series B 6.35%, 08/15/2056		68	68,430
PacifiCorp 7.125%, 08/15/2056		378	371,287
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)		71	79,625

			1,418,206

Total Corporates - Investment Grade (cost $45,658,048)			46,496,809

BANK LOANS – 4.1%
Industrial – 3.0%
Basic – 0.2%
INEOS US Petrochem LLC 7.523% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(e) (h) (n)		98	76,580
8.023% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(n)		729	589,598

			666,178

Capital Goods – 0.0%
ACProducts Holdings, Inc. 8.184% (SOFR + 4.25%), 05/17/2028(n)		95	75,140
Crown Subsea Communications Holding, Inc. 6.673% (CME Term SOFR 1 Month + 3.00%), 04/27/2028(n)		50	49,531

			124,671

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.6%
DIRECTV Financing LLC 9.179% (SOFR + 5.25%), 08/02/2029(n)	U.S.$	250	$250,064
Gray Television, Inc. 6.786% (CME Term SOFR 3 Month + 3.00%), 12/01/2028(n)		188	187,919
iHeartCommunications, Inc. 10.629% (CME Term SOFR 3 Month + 5.78%), 05/01/2029(n)		245	211,110
MH Sub I LLC 7.923% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(n)		544	440,082
MJH Healthcare Holdings LLC 7.423% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(n)		460	423,200
Radiate Holdco LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(n)		145	125,599
7.288% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(n)		145	125,599

			1,763,573

Communications - Telecommunications – 0.1%
MH Sub I LLC 9.923% (CME Term SOFR 1 Month + 6.25%), 02/23/2029(o)		410	293,277

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 10.310% (CME Term SOFR 3 Month + 5.00%), 01/31/2028(n)		218	162,140

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 8.923% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(n)		100	96,300
PHRG Intermediate LLC 7.672% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(n)		259	255,681

			351,981

Consumer Cyclical - Retailers – 0.2%
RVR Dealership Holdings, LLC 1.000%, 02/26/2033(e) (h) (o)		300	296,250
Specialty Building Products Ho 7.523% (CME Term SOFR 1 Month + 3.75%), 10/16/2028(n)		399	365,495

			661,745

Consumer Non-Cyclical – 0.3%
Hertz Corp. (The) 7.290% (CME Term SOFR 1 Month + 3.50%), 06/30/2028(o)		452	347,234
ModivCare Buyer LLC 8.690% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(n)		119	109,223

	Principal Amount (000)		U.S. $ Value

MPH Acquisition Holdings LLC 7.417% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(n)	U.S.$	57	$55,660
Opal US LLC 6.686% (CME Term SOFR 3 Month + 3.00%), 04/28/2032(n)		355	354,577
Weber-Stephen Products LLC 7.411% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(n)		210	209,948

			1,076,642

Other Industrial – 0.1%
Liberty Tire Recycling LLC 7.417% (CME Term SOFR 1 Month + 3.75%), 12/17/2032(n)		390	389,025

Technology – 1.2%
Boxer Parent Co., Inc. 6.673%, 07/30/2031(o)		527	484,214
Clover Holdings 2 LLC 7.750%, 12/09/2031(e) (h)		399	375,545
Darktrace PLC 6.898%, 10/09/2031(o)		430	407,425
Loyalty Ventures, Inc. 14.000% (CME Term SOFR 3 Month + 5.50%), 11/03/2027(e) (f) (h) (j) (n)		115	863
Metropolis Technologies, Inc. 8.980% (CME Term SOFR 6 Month + 5.25%), 11/03/2032(e) (h) (n)		560	547,300
Peraton Corp. 7.517% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(n)		612	522,545
12.604% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(n)		378	279,532
Ping Identity Holding Corp. 6.410% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(e) (h) (n)		290	283,112
Polaris Newco LLC 7.679% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(n)		468	397,426
Project Alpha Intermediate Holdings, Inc. 10.122% (CME Term SOFR 1 Month + 5.00%), 05/09/2033(n)		260	193,700
Rocket Software, Inc. 7.423%, 11/28/2028(o)		253	234,764

			3,726,426

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.445% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(n)		198	190,218

			9,405,876

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 1.1%
Brokerage – 0.1%
Jane Street Group LLC 5.673% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(n)	U.S.$	316	$305,466

Finance – 0.1%
Nexus Buyer LLC 9.423% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(n)		410	398,212

Financial Services – 0.1%
Colossus Acquireco LLC 5.410% (SOFR 4 + 1.75%), 07/30/2032(n)		120	119,294
Rackspace Finance LLC 6.529% (CME Term SOFR 1 Month + 2.75%), 05/15/2028(n)		362	148,149

			267,443

Insurance – 0.8%
Acrisure LLC 6.673% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(n)		920	889,410
Alliant Holdings Intermediate LLC 6.173%, 09/19/2031(o)		431	420,944
Asurion LLC 8.022% (SOFR + 4.25%), 08/19/2028(n)		156	155,454
HUB International Ltd. 5.920% (CME Term SOFR 3 Month + 2.25%), 06/20/2030(n)		1,040	1,027,437

			2,493,245

			3,464,366

Total Bank Loans (cost $13,732,609)			12,870,242

EMERGING MARKETS - CORPORATE BONDS – 1.2%
Industrial – 1.2%
Basic – 0.1%
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		227	241,896

Consumer Cyclical - Other – 1.1%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		1,384	1,367,882
6.50%, 09/24/2033(a)		493	491,777
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	220,131
7.125%, 06/26/2031(a)		331	350,097
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	199,800
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		390	386,100
6.75%, 02/15/2034(a)		417	423,239

			3,439,026

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g) (h)	U.S.$	15	$0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g) (h)		3	0

			0

			3,680,922

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		7	7,000

Total Emerging Markets - Corporate Bonds (cost $3,610,847)			3,687,922

	Shares

COMMON STOCKS – 0.1%
Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Altice France SA/LuxCo3(e) (f) (h)		14,338	270,862

Financials – 0.0%
Financial Services – 0.0%
Curo Group Holdings LLC(e) (f) (h)		9,491	94,910

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(e) (f) (h)		9,656	53,108

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(e) (f) (h)		21,027	0
CHC Group LLC(f) (h)		468	0

			0

Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(f) (h)		5,687	6,199

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(e) (f) (h)		7	3,500

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd.(e) (f) (h)		678	0
K2016470219 South Africa Ltd. - Class A(e) (f) (h)		191,574	0
K2016470219 South Africa Ltd. - Class B(e) (f) (h)		30,276	0

			0

Company	Shares	U.S. $ Value

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(e) (f) (h) (i)	3,584	$0

Total Common Stocks (cost $573,708)		428,579

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%(e) (f) (g) (h)	39	47,775

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%	490	10,604

Other Industrial – 0.0%
Asphalt ATD Holdco - Class A 0.00%(e) (f) (h)	194	4,813

Technology – 0.0%
Veritas US, Inc.(e) (f) (g) (h)	678	12,882

		76,074

Financials – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%	2,175	43,674

Total Preferred Stocks (cost $68,409)		119,748

RIGHTS – 0.0%
Utilities – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Vistra Corp., expiring 12/31/2099(e) (f) (h)	3,442	4,217

Communication Services – 0.0%
Altice France SA (CVR)(e) (f) (g) (h)	210	3,285

Total Rights (cost $1,232)		7,502

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(p) (q) (r) (cost $5,049,734)	5,049,734	5,049,734

Total Investments – 99.0% (cost $315,492,422)(s)		314,910,816
Other assets less liabilities – 1.0%		3,254,667

Net Assets – 100.0%		$318,165,483

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	203	June 2026	$22,358,547	$122,117
U.S. T-Note 10 Yr (CBT) Futures	54	June 2026	6,145,875	29,594
Sold Contracts
U.S. 10 Yr Ultra Futures	2	June 2026	233,469	(1,320)
U.S. Long Bond (CBT) Futures	29	June 2026	3,435,594	(25,141)
U.S. T-Note 2 Yr (CBT) Futures	23	June 2026	4,813,289	(8,445)
U.S. Ultra Bond (CBT) Futures	27	June 2026	3,283,031	(29,953)

				$86,852

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	EUR	6,488	USD	7,805	04/16/2026	$128,160
State Street Bank & Trust Co.	EUR	627	USD	744	04/16/2026	2,975
State Street Bank & Trust Co.	GBP	391	USD	527	04/24/2026	1,554

						$132,689

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00%	Quarterly	25.13%	USD	80	$(33,146)	$(8,173)	$(24,973)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $257,781,467 or 81.0% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2026.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(d)	Defaulted matured security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Non-income producing security.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033	10/01/2025	$50,339	$47,423	0.01%
Altice France SA (CVR)	10/01/2025	1,232	3,285	0.00%
Exide International Holdings LP 0.00%	11/05/2020	29,328	47,775	0.02%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020-05/12/2023	14,181	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	08/16/2023	0	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	36,767	0	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025-04/01/2025	364,863	597	0.00%
NFE Financing LLC 12.00%, 11/15/2029	11/22/2024-09/12/2025	718,937	510,525	0.16%
Veritas US, Inc.	12/09/2024	11,482	12,882	0.00%

(h)	Fair valued by the Adviser.
(i)	Escrow shares.
(j)	Defaulted.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(m)	Convertible security.
(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at February 28, 2026.
(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.
(s)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,826,326 and gross unrealized depreciation of investments was $(6,213,364), resulting in net unrealized depreciation of $(387,038).

Currency Abbreviations:
EUR – Euro
GBP – Great British Pound
USD – United States Dollar

Glossary:
CBT – Chicago Board of Trade
CME – Chicago Mercantile Exchange
CVR – Contingent Value Rights
EURIBOR – Euro Interbank Offered Rate
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB High Yield ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$—	$246,224,542	$25,738	(a)	$246,250,280
Corporates - Investment Grade	—	46,496,809	—		46,496,809
Bank Loans	—	11,290,592	1,579,650		12,870,242
Emerging Markets - Corporate Bonds	—	3,687,922	0	(a)	3,687,922
Common Stocks	6,199	—	422,380	(a)	428,579
Preferred Stocks	10,604	43,674	65,470		119,748
Rights	—	—	7,502		7,502
Short-Term Investments	5,049,734	—	—		5,049,734

Total Investments in Securities	5,066,537	307,743,539	2,100,740	(a)	314,910,816
Other Financial Instruments(b):
Assets:
Futures	151,711	—	—		151,711
Forward Currency Exchange Contracts	—	132,689	—		132,689
Liabilities:
Futures	(64,859)	—	—		(64,859)
Centrally Cleared Credit Default Swaps	—	(33,146)	—		(33,146)

Total	$5,153,389	$307,843,082	$2,100,740	(a)	$315,097,211

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,911	$23,203	$22,064	$5,050	$60